FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Disclosure of fair value of financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance at the beginning	$ 4,004	$ 1,873
Business combination	(3,534)
Initially recognized		3,139
Changes in fair value	6,756	(1,008)
Balance at the ending	7,226	4,004
Balance at the beginning	(16,335)	(13,625)
Business combination	1,744
Initially recognized		(2,132)
Changes in fair value	(1,400)	(578)
Settlements	7,626
Balance at the ending	(8,365)	(16,335)
Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance at the beginning	3,609	42
Business combination	(3,139)
Initially recognized		3,139
Changes in fair value	6,756	428
Balance at the ending	7,226	3,609
Balance at the beginning	(925)	(1,484)
Business combination	747
Initially recognized		0
Changes in fair value	178	559
Settlements	0
Balance at the ending	0	(925)
Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance at the beginning	395	1,831
Business combination	(395)
Initially recognized		0
Changes in fair value	0	(1,436)
Balance at the ending	0	395
Balance at the beginning	(15,410)	(12,141)
Business combination	997
Initially recognized		(2,132)
Changes in fair value	(1,578)	(1,137)
Settlements	7,626
Balance at the ending	$ (8,365)	$ (15,410)